Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other revenues [Abstract]
Amortization of unfavorable contracts	$ 0	$ 24	$ 39
Amortization of favorable contracts	(12)	(23)	(13)
Revenues related party	15	0	0
Total	3	1	26
Useful economic lives of unfavorable contracts, lower range	2 years
Useful economic lives of unfavorable contracts, upper range	5 years
Useful economic lives of favorable contracts, lower range	20 months
Useful economic lives of favorable contracts, upper range	36 months
Unamortized amount of favorable contracts	$ 3